UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2008

Check here if Amendment [  ];  Amendment Number:

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		January 13, 2009

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		47
Form 13F Information Table Value Total:		$65,106

List of Other Managers:

No.  13F File Number	Name

      None

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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE     SHARED     NONE
AGCO Corp             COM      001084102        $1,368       57970 SH          SOLE      None          53050         0       4920
Aflac                 COM      001055102        $1,855       40475 SH          SOLE      None          37255         0       3220
Airgas Inc            COM      009363102        $3,318       85106 SH          SOLE      None          78266         0       6840
Akamai Technologies   COM      00971T101        $1,882      124695 SH          SOLE      None         114135         0      10560
Allergan Inc          COM      018490102        $1,444       35805 SH          SOLE      None          32755         0       3050
Ansys Incorporated    COM      03662Q105          $840       30125 SH          SOLE      None          27615         0       2510
Apollo Group Inc      COM      037604105        $2,262       29525 SH          SOLE      None          26985         0       2540
Apple Computer Inco   COM      037833100          $222        2600 SH          SOLE      None           2600         0          0
Assurant Inc          COM      04621X108        $2,520       83995 SH          SOLE      None          76645         0       7350
Autodesk Inc          COM      052769106        $1,190       60545 SH          SOLE      None          55315         0       5230
Cerner Corp           COM      156782104        $1,352       35155 SH          SOLE      None          32335         0       2820
Cognizant Tech Solu   COM      192446102        $1,475       81670 SH          SOLE      None          75080         0       6590
Colgate-Palmolive C   COM      194162103          $208        3030 SH          SOLE      None           3030         0          0
Cullen/Frost Banker   COM      229899109        $2,609       51480 SH          SOLE      None          47280         0       4200
Cytec Industries In   COM      232820100        $1,522       71705 SH          SOLE      None           65455        0       6250
Energy Conversion D   COM      292659109        $1,587       62935 SH          SOLE      None           57635        0       5300
Flowserve Corporati   COM      34354P105        $2,002       38875 SH          SOLE      None           35575        0       3300
Gamestop Corporatio   COM      36467W109        $1,825       84245 SH          SOLE      None           77735        0       6510
General Electric Co   COM      369604103          $192       11830 SH          SOLE      None           11830        0          0
Goodrich Corporatio   COM      382388106        $1,222       33020 SH          SOLE      None           30360        0       2660
Harris Corporation    COM      413875105          $953       25035 SH          SOLE      None           22885        0       2150
Hologic Inc           COM      436440101        $2,345      179403 SH          SOLE      None          164237        0      15166
Intuitive Surgical    COM      46120E602        $2,069       16290 SH          SOLE      None           14900        0       1390
Jarden Corp           COM      471109108          $913       79390 SH          SOLE      None           72820        0       6570
Joy Global Inc        COM      481165108        $1,034       45175 SH          SOLE      None           41325        0       3850
Kansas City Souther   COM      485170302        $1,406       73780 SH          SOLE      None           67480        0       6300
Key Energy Services   COM      492914106        $1,712      388299 SH          SOLE      None          354929        0      33370
Kirby Corporation     COM      497266106        $1,371       50103 SH          SOLE      None           45883        0       4220
Massey Energy         COM      576206106          $759       55005 SH          SOLE      None           50175        0       4830
Murphy Oil Corp       COM      626717102          $209        4710 SH          SOLE      None            4710        0          0
Nvidia Corporation    COM      67066G104          $116       14260 SH          SOLE      None           14260        0          0
Oceaneering Intl In   COM      675232102        $1,444       49570 SH          SOLE      None           45460        0       4110
Oracle Corporation    COM      68389X105          $269       15200 SH          SOLE      None           15200        0          0
Owens Illinois Inc    COM      690768403        $1,138       41625 SH          SOLE      None           38035        0       3590
Pfizer Inc            COM      717081103          $201       11340 SH          SOLE      None           11340        0          0
Quest Diagnostics I   COM      74834L100        $3,151       60700 SH          SOLE      None           56420        0       4280
Roper Industries In   COM      776696106        $1,506       34695 SH          SOLE      None           31915        0       2780
Ross Stores Inc       COM      778296103        $1,628       54746 SH          SOLE      None           49906        0       4840
St Jude Medical Inc   COM      790849103        $1,297       39350 SH          SOLE      None           36120        0       3230
Superior Energy Ser   COM      868157108        $1,379       86565 SH          SOLE      None           79265        0       7300
Sysco Corp            COM      871829107          $222        9680 SH          SOLE      None            9680        0          0
Terex Corporation     COM      880779103        $2,538      146525 SH          SOLE      None          133815        0      12710
The Nasdaq OMX Grou   COM      631103108        $1,671       67605 SH          SOLE      None           62155        0       5450
Trimble Navigation    COM      896239100        $2,136       98835 SH          SOLE      None           90705        0       8130
Verisign Inc          COM      92343E102        $1,257       65865 SH          SOLE      None           59545        0       6320
Weatherford Interna   COM      G95089101        $1,487      137435 SH          SOLE      None          125295        0      12140
TOTAL PORTFOLIO                                $65,106     2875972 SHS                                2639396        0     236576

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